Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 308,958	R$ 370,262
Cash equivalents
Bank Deposit Certificate - CDB	1,317,388	480,052
Investments funds	21,534	318,822
Total cash and cash equivalents	R$ 1,647,880	R$ 1,169,136	R$ 762,319	R$ 549,164